Inventories (Details Narrative) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	₩ (71,203,348)	₩ (41,911,949)	₩ (60,837,065)
Loss on valuation of inventories	287,016	1,919,734	140,077
Reversal of allowance for inventories valuation	18,307	341,694	538,072
Other decreases in the allowance, including write-offs and disposals of inventories	335,240	0	0
Inventory [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	₩ 40,688,156	₩ 32,616,031	₩ 38,465,045